Restructuring - Canadian Restructuring Plan Charges Incurred (Details) - Canadian Restructuring Plan - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Restructuring Cost and Reserve [Line Items]
Labor expense (income)	$ 98		$ 377
Total	979	$ 35	2,711
Facility consolidation
Restructuring Cost and Reserve [Line Items]
Labor expense (income)				$ 682	$ 1,751	$ 503
Inventory valuation adjustments				596	3,799	8,694
Consulting and legal fees	3		51	192	225	314
Other expense	(55)	5	662	1,118	2,126	116
Rent and related charges	450		1,089	1,535	584
Severance	$ 483	$ 30	$ 532	$ 707	617
Exit of certain lines of business
Restructuring Cost and Reserve [Line Items]
Inventory valuation adjustments					535	1,152
Other expense					488
Gain on disposal of assets					$ (458)	837
Severance						$ 2,749